Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity
Stockholders' Equity

9. Stockholders’ Equity

Common Stock

The Company’s second amended and restated certificate of incorporation authorizes the Company to issue 50,000,000 shares of common stock $0.0001 par value. The holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders. The number of authorized shares of common stock may be increased or decreased by the affirmative vote of the holders of shares of capital stock of the Company representing a majority of the votes represented by all shares (including Preferred Stock) entitled to vote.

On May 18, 2015, the Company completed an initial public offering (“IPO”) of its common stock. In connection with its IPO, the Company issued and sold 2,860,000 shares of common stock at a price to the public of $7.00 per share. As a result of the IPO, the Company received $15.9 million in net proceeds, after deducting underwriting discounts and commissions of $1.2 million and offering expenses of $2.9 million ($3.3 million including non-cash offering expenses) payable by the Company. In connection with the IPO, the Company’s outstanding shares of convertible preferred stock were automatically converted into 2,010,596 shares of common stock and the Company’s outstanding warrants to purchase convertible preferred stock were all converted to warrants to purchase common stock.

In February 2016, the Company completed a secondary public offering of its common stock. In connection with its secondary public offering, the Company issued and sold 2,000,000 shares of common stock at a price to the public of $2.50 per share. As a result of the secondary public offering, the Company received $4.1 million in net proceeds, after deducting underwriting discounts and commissions of $373,011 and offering expenses of $496,887.

In June 2016, the Company entered into a common stock purchase agreement with a private investor (the “CSPA”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, the investor is committed to purchase up to an aggregate of $15.0 million of the Company’s common stock over the approximately 30-month term of the agreement. Upon execution of the CSPA, the Company sold 222,222 shares of its common stock to the investor at $2.25 per share for net proceeds of $394,534, reflecting gross proceeds of $500,000 and offering expenses of $105,398. In consideration for entering into the CSPA, the Company issued 456,667 shares of its common stock to the investor. Concurrently with entering into the CSPA, the Company also entered into a registration rights agreement with the investor (the “Registration Agreement”), in which the Company agreed to file one or more registration statements, as permissible and necessary to register under the Securities Act of 1933, as amended, the sale of the shares of the Company’s common stock that have been and may be issued to the investor under the CSPA. On June 22, 2016 and September 22, 2016, the Company filed registration statements on Form S-1 (File Nos. 333-212173 and 333-213751) pursuant to the terms of the Registration Agreement, which registration statements were declared effective on July 8, 2016 and October 5, 2016, respectively. In the year ended December 31, 2016, pursuant to the CSPA, the Company sold an additional 1,348,601 shares of the Company’s common stock in exchange for $2,176,700 of cash proceeds. And in the three months ended March 31, 2017, the Company sold another 416,996 shares of the Company’s common stock in exchange for $550,434 of cash proceeds.  Of the $15.0 million available under the CSPA, the Company has received $3,227,134 as of March 31, 2017. The CSPA limits the number of shares that the Company can sell thereunder to 2,027,490 shares, which equals 19.99% of the Company’s outstanding shares as of the date of the CSPA (such limit, the “19.99% exchange cap”), unless either (i) the Company obtains stockholder approval to issue more than such 19.99% exchange cap or (ii) the average price paid for all shares of the Company’s common stock issued under the CSPA is equal to or greater than $1.32 per share (the closing price on the date the CSPA was signed), in either case in compliance with Nasdaq Listing Rule 5635(d). The Company held its 2017 Annual Meeting on May 8, 2017. At the 2017 Annual Meeting, the Company’s stockholders voted on the approval, pursuant to Nasdaq Listing Rule 5635(d), of the issuance of an additional 3,555,514 shares of the Company’s common stock under the CSPA, which when combined with the 2,444,486 shares that the Company has already sold pursuant to the CSPA, equals an aggregate of 6,000,000 shares.

In October 2016, the Company entered into a Common Stock Purchase Agreement with an existing private investor. Upon execution of the agreement the Company sold 170,455 shares of its common stock in exchange for $150,000 in cash proceeds.

On November 22, 2016, the Company entered into a Securities Purchase Agreement, or the 2016 Purchase Agreement, with certain institutional investors, pursuant to which the Company sold securities to such investors in a private placement transaction, which is referred to herein as the 2016 Private Placement. In the 2016 Private Placement, the Company sold an aggregate of 1,666,668 shares of its common stock at a price of $0.60 per share for net proceeds of $677,224 or gross proceeds of approximately $1.0 million less $322,777 in issuance costs. The investors in the 2016 Private Placement also received (i) warrants to purchase up to an aggregate of 1,666,668 shares of our common stock, at an exercise price of $0.75 per share, or the Series A Warrants, (ii) warrants to purchase up to an aggregate 1,666,668 shares of our common stock, at an exercise price of $0.90 per share, or the Series B Warrants, and (iii) warrants to purchase up to an aggregate 1,666,668 shares of our common stock, at an exercise price of $1.00 per share, or the Series C Warrants and, together with the Series A Warrants and the Series B Warrants, the 2016 Warrants. The issuance costs were allocated to common stock, series A warrants, and Series B and C warrants based on the relative fair value of each:

Instruments	Fair Value	% Allocation	Issuance Costs (allocated)
Common Stock	$156,522	16%	$50,522
Warrants (Series A)	700,001	70%	225,944
Warrants (Series B and C)	143,478	14%	46,311

Total	$1,000,001	100%	$322,777

Common stock of a net $106,000 (fair value less issuance costs) was included in equity in the company’s balance sheet. Series A warrants of $756,001, consisting of the series A warrants of $700,001 and the series A placement agent warrants of $56,000, are included in current liabilities in the company’s balance sheet and the $225,944 of issuance cost was expensed and is in general and administrative expense on the company’s statement of operations and comprehensive loss. Series B and C warrants of a net $97,167 (fair value less issuance costs) were classified in equity in the company’s balance sheet.

In exchange for the extension of the maturity date of the outstanding 2015 Convertible Note, on, November 8, 2016, the Company’s board of directors granted the lender a warrant to purchase 120,000 shares of the Company’s common stock for $0.01 per share. The warrant is exercisable at any time on or before July 28, 2022, the expiration date of the warrant. The amendment and related warrant issuance resulted in the Company treating the debt as having been extinguished and replaced with new debt for accounting purposes due to meeting the 10% cash flow test. The Company calculated a loss on the extinguishment of debt of $108,000, or the equivalent to the fair value of the warrants granted, which is included in other expense in the Company’s statements of operations and comprehensive loss. The warrants were valued on November 8, 2016 using the Black-Scholes-Merton model with the following assumptions: stock price of $0.91, exercise price of $0.01, term of 5.72 years expiring July 2022, volatility of 70.35%, dividend yield of 0%, and risk-free interest rate of 1.45%.

As of March 31, 2017 and 2016, the Company had reserved shares of common stock for issuance as follows:

	March 31,	March 31,
	2017	2016
Options issued and outstanding	2,528,650	894,766
Options available for grant	362,700	269,331
RSUs issued and outstanding	20,789	20,789
Warrants issued and outstanding	6,339,792	748,872
Convertible notes	69,869	26,785

Total	9,321,800	1,960,543

Preferred Stock

The Company’s second amended and restated certificate of incorporation authorizes the Company to issue 10,000,000 shares of preferred stock $0.0001 par value. No shares of preferred stock were issued or outstanding at March 31, 2017 or December 31, 2016.

9. Stockholders' Equity

Common Stock

        The Company's second amended and restated certificate of incorporation authorizes the Company to issue 50,000,000 shares of common stock $0.0001 par value. The holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders. The number of authorized shares of common stock may be increased or decreased by the affirmative vote of the holders of shares of capital stock of the Company representing a majority of the votes represented by all shares (including Preferred Stock) entitled to vote.

        In February 2016, the Company completed a secondary public offering of its common stock. In connection with its secondary public offering, the Company issued and sold 2,000,000 shares of common stock at a price to the public of $2.50 per share. As a result of the secondary public offering, the Company received $4.1 million in net proceeds, after deducting underwriting discounts and commissions of $373,011 and offering expenses of $496,887.

        In June 2016, the Company entered into a common stock purchase agreement with a private investor (the "CSPA"), which provides that, upon the terms and subject to the conditions and limitations set forth therein, the investor is committed to purchase up to an aggregate of $15.0 million of the Company's common stock over the approximately 30-month term of the agreement. Upon execution of the CSPA, the Company sold 222,222 shares of its common stock to the investor at $2.25 per share for net proceeds of $394,534, reflecting gross proceeds of $500,000 and offering expenses of $105,398. In consideration for entering into the CSPA, the Company issued 456,667 shares of its common stock to the investor. Concurrently with entering into the CSPA, the Company also entered into a registration rights agreement with the investor (the "Registration Agreement"), in which the Company agreed to file one or more registration statements, as permissible and necessary to register under the Securities Act of 1933, as amended, the sale of the shares of the Company's common stock that have been and may be issued to the investor under the CSPA. On June 22, 2016 and September 22, 2016, the Company filed registration statements on Form S-1 (File Nos. 333-212173 and 333-213751) pursuant to the terms of the Registration Agreement, which registration statements were declared effective on July 8, 2016 and October 5, 2016, respectively. In the year ended December 31, 2016, pursuant to the CSPA, the Company sold an additional 1,348,601 shares of the Company's common stock in exchange for $2,176,700 of cash proceeds. Of the $15.0 million available under the CSPA, the Company has received $2,676,700 as of December 31, 2016. Under the CSPA, the Company cannot issue more than the 2,027,490 shares of common stock already issued unless the price per share is $1.32 (the closing price on the date that the CSPA was signed).

        In October 2016, the Company entered into a Common Stock Purchase Agreement with an existing private investor. Upon execution of the agreement the Company sold 170,455 shares of its common stock in exchange for $150,000 in cash proceeds.

        On November 22, 2016, the Company entered into a Securities Purchase Agreement, or the 2016 Purchase Agreement, with certain institutional investors, pursuant to which the Company sold securities to such investors in a private placement transaction, which is referred to herein as the 2016 Private Placement. In the 2016 Private Placement, the Company sold an aggregate of 1,666,668 shares of its common stock at a price of $0.60 per share for net proceeds of $677,224 or gross proceeds of approximately $1.0 million less $322,777 in issuance costs. The investors in the 2016 Private Placement also received (i) warrants to purchase up to an aggregate of 1,666,668 shares of our common stock, at an exercise price of $0.75 per share, or the Series A Warrants, (ii) warrants to purchase up to an aggregate 1,666,668 shares of our common stock, at an exercise price of $0.90 per share, or the Series B Warrants, and (iii) warrants to purchase up to an aggregate 1,666,668 shares of our common stock, at an exercise price of $1.00 per share, or the Series C Warrants and, together with the Series A Warrants and the Series B Warrants, the 2016 Warrants. The issuance costs were allocated to common stock, series A warrants, and Series B and C warrants based on the relative fair value of each:

Instruments	Fair Value	% Allocation	Issuance Costs (allocated)
Common Stock	$156,522	16%	$50,522
Warrants (Series A)	700,001	70%	225,944
Warrants (Series B and C)	143,478	14%	46,311

Total	$1,000,001	100%	$322,777

        Common stock of a net $106,000 (fair value less issuance costs) was included in equity in the company's balance sheet. Series A warrants of $756,001, consisting of the series A warrants of $700,001 and the series A placement agent warrants of $56,000, are included in current liabilities in the company's balance sheet and the $225,944 of issuance cost was expensed and is in general and administrative expense on the company's statement of operations and comprehensive loss. Series B and C warrants of a net $97,167 (fair value less issuance costs) were classified in equity in the company's balance sheet.

        In exchange for the extension of the maturity date of the outstanding 2015 Convertible Note, on, November 8, 2016, the Company's board of directors granted the lender a warrant to purchase 120,000 shares of the Company's common stock for $0.01 per share. The warrant is exercisable at any time on or before July 28, 2022, the expiration date of the warrant. The amendment and related warrant issuance resulted in the Company treating the debt as having been extinguished and replaced with new debt for accounting purposes due to meeting the 10% cash flow test. The Company calculated a loss on the extinguishment of debt of $108,000, or the equivalent to the fair value of the warrants granted, which is included in other expense in the Company's statements of operations and comprehensive loss. The warrants were valued on November 8, 2016 using the Black-Scholes-Merton model with the following assumptions: stock price of $0.91, exercise price of $0.01, term of 5.72 years expiring July 2022, volatility of 70.35%, dividend yield of 0%, and risk-free interest rate of 1.45%.

        As of December 31, 2016 and 2015, the Company had reserved shares of common stock for issuance as follows:

	December 31, 2016	December 31, 2015
Options issued and outstanding	2,571,220	919,506
Options available for grant	39,988	106,833
RSUs issued and outstanding	20,789	55,536
Warrants issued and outstanding	5,968,876	748,872
Convertible notes	67,655	26,785

Total	8,668,528	1,857,532

Preferred Stock

        The Company's second amended and restated certificate of incorporation authorizes the Company to issue 10,000,000 shares of preferred stock $0.0001 par value. No shares of preferred stock were issued or outstanding at December 31, 2016 or December 31, 2015.